Document and Entity Information - USD ($)	12 Months Ended
	Sep. 30, 2015	Dec. 07, 2015	Mar. 31, 2015
Document And Entity Information
Entity Registrant Name	PATRIOT TRANSPORTATION HOLDING, INC.
Entity Central Index Key	0001616741
Document Type	10-K
Document Period End Date	Sep. 30, 2015
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Entity Filer Category	Non-accelerated Filer
Entity Public Float			$ 50,010,251
Entity Common Stock, Shares Outstanding		3,272,804
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2015